SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Summary of Financial Information by Segment
The following table includes the reconciliation of Adjusted EBIT for Industrial Activities to net income, the most comparable U.S. GAAP financial measure, for the three and six months ended June 30, 2021 and 2020.

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	(in millions)		(in millions)
Agriculture	$582	$203	$981	$227
Construction	24	(87)	49	(170)
Commercial and Specialty Vehicles	100	(156)	176	(212)
Powertrain	74	32	189	63
Unallocated items, eliminations and other	(81)	(50)	(151)	(114)
Total Adjusted EBIT of Industrial Activities	$699	$(58)	$1,244	$(206)
Financial Services Net Income	99	53	190	133
Financial Services Income Taxes	30	20	63	50
Interest expense of Industrial Activities, net of interest income and eliminations	(59)	(59)	(125)	(118)
Foreign exchange gains (losses), net of Industrial Activities	(4)	(7)	(22)	(5)
Finance and non-service component of Pension and other post-employment benefit cost of Industrial Activities(1)	36	26	70	56
Restructuring expense of Industrial Activities	(8)	(7)	(10)	(12)
Goodwill impairment charge	—	(585)	—	(585)
Other discrete items of Industrial Activities	(13)	(537)	(13)	(544)
Nikola investment fair value adjustment	107	1,475	72	1,475
Income (loss) before taxes	$887	$321	$1,469	$244
Income tax (expense) benefit	(188)	40	(345)	63
Net income (loss)	$699	$361	$1,124	$307
(1) In the three months ended June 30, 2021, and 2020 this item includes the pre-tax gain of $30 million and $30 million, respectively, as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of a healthcare plan in the U.S. In the six months ended June 30, 2021, and 2020 this item includes the pre-tax gain of $60 million and $60 million, respectively, as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of a healthcare plan in the U.S.